Fair Value Measurements (Details) - Schedule of Roll-Forward of the Company’s Level 3 Liabilities $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Earn-out liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, December 31, 2022
Additions	99,659
Change in fair value	(25,030)
Converted to equity	(19,375)
Balance, March 31, 2023	55,254
SAFE Agreement liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, December 31, 2022	18,314
Additions
Change in fair value	2,353
Converted to equity	(20,667)
Balance, March 31, 2023